Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Payables and Accrued Liabilities [Abstract]
Schedule of other payables and accrued liabilities
	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	USD
Salary payables	2,011,702	1,909,260	274,138
Other payables and accrued expenses	3,446,740	10,233,141	1,469,308
Accrued interest payable	8,197,112	10,086,400	1,448,238
Total other payables and accrued liabilities	13,655,554	22,228,801	3,191,684